STOCKHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding, beginning balance	47,923,642	36,667,616	39,833,438
Granted	16,135,000	14,076,000	1,968,000
Cancelled	(5,695,250)	(2,235,000)	(4,640,000)
Expired	(51,809)	(28,237)	(190,783)
Exercised	(2,466,300)	(556,737)	(303,039)
Outstanding, ending balance	55,845,283	47,923,642	36,667,616
Weighted Average Exercise Price per Share
Outstanding, beginning balance	$ 0.20	$ 0.23	$ 0.39
Granted	$ 0.20	$ 0.11	$ 0.15
Cancelled	$ 0.13	$ 0.12	$ 0.14
Expired		$ 7.71	$ 34.72
Exercised	$ 0.04	$ 0.04	$ 0.04
Expired	$ 0.83
Outstanding, ending balance	$ 0.21	$ 0.20	$ 0.23
Weighted Average Remaining Contractual Life (Years)
Outstanding, beginning balance	6 years 3 months 18 days	5 years 1 month 6 days
Granted	9 years 1 month 6 days
Cancelled	7 years 7 months 6 days
Exercised	3 years 7 months 6 days
Outstanding, ending balance	6 years 3 months 18 days	5 years 1 month 6 days